Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 006 [Member]
EBP, Description of Plan [Line Items]
Description of Plan

Note 1 - Description of Plan:

The following description of the Church & Dwight Co., Inc. (the "Company") Savings and Profit Sharing Plan for Hourly Employees (the "Plan") provides only general information. Participants should refer to the Summary Plan Description (“SPD”) for a more complete description of the Plan's provisions.

General:

The Plan is qualified under Internal Revenue Code Section 401(k) and provides for a savings element, including employee contributions, employer matching contributions as well as a profit sharing element, including employer profit sharing contributions. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”).

All United States hourly employees of the Company are eligible for participation in the Plan.

The portion of the Plan derived from account balances invested in Company stock and all contributions (including pre-tax, Roth 401(k), post-tax, Company match, and profit sharing) made after April 30, 2003 are considered and designated as an Employee Stock Ownership Plan (“ESOP”) component. The principal purpose of the ESOP is to provide participants and beneficiaries an ownership interest in the Company.

Effective August 1, 2024, the Plan was amended to increase the cash-out limit from $5,000 to $7,000 and increase the maximum automatic escalator percentage to 15%, in accordance with the SECURE 2.0 Act of 2022.

On December 4, 2024, the Plan was amended in accordance with the SECURE 2.0 Act of 2022 to allow participants ages 60 through 63, as of the end of the plan year, to make enhanced catch-up contributions. This amendment is effective for plan years beginning on or after January 1, 2025.

Administrative expenses:

Administrative costs are paid by the Company and by the Plan.

Contributions:

Participant contributions are matched by the Company up to 5% of eligible compensation at the rate of $1.00 for each $1.00 of participant contributions. An automatic escalation feature will increase participants’ pre-tax contributions one percentage point each year up to a maximum of 10% of eligible compensation, increased to 15% as of August 1, 2024. Participants may opt out of escalation at any time.

Total participant contributions cannot exceed 70% of eligible compensation. Highly compensated employees are subject to separate limits. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions but there is no Company match on catch-up contributions.

All new hires become automatically enrolled in the Plan, whereby 3% pre-tax contributions would be deducted if no action is taken after 60 days of employment and will be invested in the target date retirement fund nearest the participant’s 65th birthday. Employees have the choice to decline automatic enrollment.

Company matching contributions are directed to the fund allocation selected by the participant. However, if no allocation is on file, the contribution is made to the target date retirement fund nearest the participant’s 65th birthday. Participants specify which investment funds, in increments of 1%, that their contributions are invested in, provided that not more than 20% of such contributions are contributed to the Company stock fund.

Each year, the Company shall make a profit sharing contribution to the fund in such amount as the Company’s Board of Directors in its discretion deems appropriate to Plan participants eligible as of December 31. The minimum contribution shall be 3% of eligible compensation, with the first 1% of eligible compensation invested in the Company stock fund.

A participant will specify in which investment fund, in increments of 1%, that the Company’s profit sharing contributions to their account will be invested. However, if no allocation is on file, the contribution is made to the target date retirement fund nearest the participant’s 65th birthday.

A participant may make a rollover contribution to the Plan at any time. Rollover contributions are assets transferred to the Plan from a qualified retirement plan or a conduit individual retirement account in which employees participated prior to their employment by the Company. The Plan only accepts rollover contributions from a traditional conduit IRA. For the years ended December 31, 2025 and 2024, employee contributions included $1,038,284 and $342,158 of rollovers, respectively.

Participant accounts:

Each participant’s account is credited with the participant’s contribution and allocations of (a) the Company’s contributions and (b) Plan earnings. Participant accounts are charged with an allocation of administrative expenses that are paid by the Plan. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting:

Participants are fully vested at all times in the value of their pre-tax, post-tax, Roth 401(k), rollover contributions and earnings thereon. Effective August 1, 2007, Company matching and profit sharing contributions for employees hired after that date vest in the same time frame as shown below:

Vested
Service	Percentage
Less than 2 years	0%
2 years but less than 3 years	25
3 years but less than 4 years	50
4 years but less than 5 years	75
5 years or more	100

Upon termination of employment for any reason, other than death, a participant shall be entitled to a benefit equal to the vested portion, if any, of the participant’s profit sharing account and Company matching contributions.

A participant shall be 100% vested in the participant’s profit sharing account and Company matching contributions upon the attainment of normal retirement age (age 65) or death.

Notes receivable from participants:

A participant may request a loan to be made from the value of the vested portion of the participant’s account for a minimum of $500 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance.

Loans are secured by an equivalent lien on the participant’s non-forfeitable interest in the Plan and bear interest at prime plus 1% at the date of the loan. Principal and interest are paid through payroll deductions. Funds in an employee’s profit sharing account are not available for loans.

Distributions:

Distributions may be taken as a lump sum, cash payment, installment payments or as a rollover contribution to a qualified plan or individual retirement account. Terminated employees with a balance of over $5,000 also have an option to defer payment until age 73.

Forfeitures:

Forfeitures of non-vested Company matching and profit sharing contributions are used to reduce future Company contributions. Company matching and profit sharing contributions were reduced by $1,421,830 and $1,374,612 for such forfeitures during the years ended December 31, 2025 and 2024, respectively. The amount in the forfeitures account was $1,611,176 and $1,396,131 as of December 31, 2025 and 2024, respectively.

Participation in the Master Trust:

Certain of the Plan’s investment assets are in the Church & Dwight Co., Inc. Master Trust for Salaried and Hourly 401(k) Plans (“Master Trust”) which is held in a trust account at Vanguard Fiduciary Trust Company (the “Trustee”).

Each participating retirement plan has a divided interest in the Master Trust established by the Company and administered by the Trustee. The Master Trust permits the commingling of the Plan’s assets with the assets of the Church & Dwight Co., Inc. Savings and Profit Sharing Plan for Salaried Employees for investment and administrative purposes. Although the assets of both plans are commingled in the Master Trust, the Trustee maintains records for the purposes of allocating the net investment income or loss to the plans. The allocation is based on the relationship of the assets of each plan to the total of the assets in the Master Trust.